Vanguard Inflation-Protected Securities Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.2%)
U.S. Government Securities (97.2%)
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	355,499	418,258
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	803,500	860,452
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	732,801	837,585
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	862,671	968,899
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/22	1,040,000	1,086,404
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	792,019	880,350
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/23	912,330	1,006,180
United States Treasury Inflation Indexed
Bonds	0.625%	4/15/23	960,000	1,000,289
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/23	877,936	974,274
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/24	896,256	1,001,695
United States Treasury Inflation Indexed
Bonds	0.500%	4/15/24	715,000	736,913
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/24	878,771	949,700
United States Treasury Inflation Indexed
Bonds	0.250%	1/15/25	895,300	973,471
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	461,651	699,949
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/25	899,844	987,559
1 United States Treasury Inflation Indexed
Bonds	0.625%	1/15/26	804,522	891,658
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/26	364,727	523,935
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/26	796,304	851,547
United States Treasury Inflation Indexed
Bonds	0.375%	1/15/27	774,439	832,852
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/27	312,047	458,918
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/27	775,000	826,710
United States Treasury Inflation Indexed
Bonds	0.500%	1/15/28	769,000	819,632
United States Treasury Inflation Indexed
Bonds	1.750%	1/15/28	340,866	469,770
United States Treasury Inflation Indexed
Bonds	3.625%	4/15/28	197,575	402,594

United States Treasury Inflation Indexed
Bonds	0.750%	7/15/28	775,000	833,121
United States Treasury Inflation Indexed
Bonds	0.875%	1/15/29	630,000	680,658
United States Treasury Inflation Indexed
Bonds	2.500%	1/15/29	327,170	472,837
United States Treasury Inflation Indexed
Bonds	3.875%	4/15/29	248,242	520,009
United States Treasury Inflation Indexed
Bonds	0.250%	7/15/29	570,000	577,805
United States Treasury Inflation Indexed
Bonds	3.375%	4/15/32	108,029	215,977
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/40	179,656	284,137
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/41	231,258	363,911
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/42	403,145	484,725
United States Treasury Inflation Indexed
Bonds	0.625%	2/15/43	296,755	340,069
United States Treasury Inflation Indexed
Bonds	1.375%	2/15/44	456,735	602,981
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/45	552,400	633,285
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/46	379,302	458,145
United States Treasury Inflation Indexed
Bonds	0.875%	2/15/47	408,100	471,715
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/48	491,000	573,998
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/49	282,000	325,582
United States Treasury Note/Bond	3.125%	11/15/28	100,000	112,297
United States Treasury Note/Bond	2.375%	5/15/29	45,000	47,799
Total U.S. Government and Agency Obligations (Cost $26,194,125)				27,458,645
			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
2 Vanguard Market Liquidity Fund (Cost
$377,132)	2.098%		3,770,955	377,133
Total Investments (98.5%) (Cost $26,571,257)				27,835,778
Other Assets and Liabilities-Net (1.5%)				419,375
Net Assets (100%)				28,255,153

1 Securities with a value of $7,595,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End
Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note				224,40
Futures Contracts	11/22/19	1,700	$132.00	0	(691)

Put Options
10-Year U.S. Treasury Note
Futures Contracts	11/22/19	1,700	$128.00	217,600	(398)
Total Options Written
(Premiums Received $1,240)					(1,089)

Futures Contracts
					($000)

			Number of		Value and
			Long)		Unrealized
			(Short	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019		10,004	2,155,862	(3,882)
10-Year U.S. Treasury Note	December 2019		3,575	465,867	1,423
Ultra 10-Year U.S. Treasury Note	December 2019		1,498	213,325	51
					(2,408)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2019		(4,839)	(576,559)	2,544
Ultra Long U.S. Treasury Bond	December 2019		(1,351)	(259,265)	8,536
					11,080
					8,672

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose

Inflation-Protected Securities Fund

values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Inflation-Protected Securities Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	27,458,645	—
Temporary Cash Investments	377,133	—	—
Options Written	(1,089)	—	—
Futures Contracts—Assets[1]	655	—	—
Futures Contracts—Liabilities[1]	(1,248)	—	—
Total	375,451	27,458,645	—
1 Represents variation margin on the last day of the reporting period.